Capital adequacy - Internally assessed economic capital excl. buffer (Details) - SEK (kr) kr in Millions	Sep. 30, 2018	Dec. 31, 2017
Disclosure of credit risk exposure [line items]
Capital requirements	kr 17,363	kr 19,285
Internal credit grades
Disclosure of credit risk exposure [line items]
Capital requirements	10,448	10,788
Credit risk | Internal credit grades
Disclosure of credit risk exposure [line items]
Capital requirements	6,937	6,898
Operational risk | Internal credit grades
Disclosure of credit risk exposure [line items]
Capital requirements	142	142
Market risk | Internal credit grades
Disclosure of credit risk exposure [line items]
Capital requirements	1,226	1,573
Other | Internal credit grades
Disclosure of credit risk exposure [line items]
Capital requirements	177	170
Capital planning buffer | Internal credit grades
Disclosure of credit risk exposure [line items]
Capital requirements	kr 1,966	kr 2,005